Schedules of Investments ─ IQ Hedge Event-Driven Tracker ETF

January 31, 2020 (unaudited)

	Shares	Value
Investment Companies — 99.9%

Bank Loan Funds — 24.2%
Invesco Senior Loan ETF(a)	40,127	$907,272
SPDR Blackstone / GSO Senior Loan ETF	8,758	407,247
Total Bank Loan Funds		1,314,519

Convertible Bond Fund — 11.3%
SPDR Bloomberg Barclays Convertible Securities ETF	10,688	611,781

High Yield Corporate Bond Funds — 19.2%
iShares iBoxx High Yield Corporate Bond ETF(a)	6,533	571,833
SPDR Bloomberg Barclays High Yield Bond ETF(a)	3,146	343,040
Xtrackers USD High Yield Corporate Bond ETF	2,613	130,964
Total High Yield Corporate Bond Funds		1,045,837

Investment Grade Corporate Bond Funds — 35.5%
SPDR Portfolio Short Term Corporate Bond ETF	12,344	382,911
Vanguard Short-Term Corporate Bond ETF	18,885	1,544,226
Total Investment Grade Corporate Bond Funds		1,927,137

U.S. Small Cap Growth Funds — 9.7%
iShares Russell 2000 Growth ETF	965	204,570
iShares S&P Small-Cap 600 Growth ETF(a)	599	113,786
Vanguard Small-Cap Growth ETF	1,042	206,389
Total U.S. Small Cap Growth Funds		524,745

Total Investment Companies
(Cost $5,331,473)		5,424,019

Short-Term Investments — 0.5%

Money Market Funds — 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.51%(b)(c)	18,516	18,516
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.55%(b)	9,672	9,672
Total Short-Term Investments
(Cost $28,188)		28,188

Total Investments — 100.4%
(Cost $5,359,661)		5,452,207
Other Assets and Liabilities, Net — (0.4)%		(21,969)
Net Assets — 100.0%		$5,430,238

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,366,501; total market value of collateral held by the Fund was $1,399,016. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,380,500.
(b)	Reflects the 1-day yield at January 31, 2020.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Hedge Event-Driven Tracker ETF (continued)

January 31, 2020 (unaudited)

Total Return Swap contracts outstanding at January 31, 2020:

		Annual Financing		Payment	Notional	Value/
		Rate		Frequency	Amount	Unrealized
		Received/	Expiration	Received/	Long/	Appreciation/
Total Return Benchmark	Counterparty	(Paid) %	Date	(Paid)	(Short)	(Depreciation)(d)
Invesco Preferred ETF	Morgan Stanley	1.20	3/30/2021	Monthly	$(29,848)	$–
Invesco Senior Loan ETF	Morgan Stanley	2.05	3/30/2021	Monthly	19,580	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	2.05	3/30/2021	Monthly	12,342	–
iShares Preferred & Income Securities ETF	Morgan Stanley	1.20	3/30/2021	Monthly	(87,692)	–
iShares Russell 2000 Growth ETF	Morgan Stanley	2.05	3/30/2021	Monthly	4,452	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.05	3/30/2021	Monthly	2,469	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.05	3/30/2021	Monthly	8,789	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.05	3/30/2021	Monthly	13,222	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	2.05	3/30/2021	Monthly	7,415	–
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	2.05	3/30/2021	Monthly	8,251	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	2.05	3/30/2021	Monthly	33,362	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.05	3/30/2021	Monthly	4,358	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	2.05	3/30/2021	Monthly	2,807	–
						$–

At January 31, 2020 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)	Reflects the value at reset date of January 31, 2020.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Investment Companies	$5,424,019	$–	$–	$5,424,019
Short-Term Investments:
Money Market Funds	28,188	–	–	28,188
Total Investments in Securities	5,452,207	–	–	5,452,207
Other Financial Instruments:(f)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$5,452,207	$–	$–	$5,452,207
Liability Valuation Inputs
Other Financial Instruments:(f)
Swap Contracts	$–	$–	$–	$–

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.